CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jul. 31, 2026	Oct. 31, 2025
Current Assets:
Cash	$ 520,504	$ 7,305
Accounts receivable, net	507,417	489,426
Prepaid expenses and other current assets	0	102,143
Total Current Assets	1,027,921	598,874
Property and equipment, net	47,729	64,726
Security deposits	72,675	76,655
Right-of-use lease assets, net	311,861	566,361
Total Non-current Assets	432,265	707,742
Total Assets	1,460,186	1,306,616
Current Liabilities:
Accounts payable and accrued expenses	187,179	273,936
Accrued compensation	700,980	930,555
Notes Payable - Related Parties	0	841,613
Notes payable	680,500	1,737,034
Convertible notes payable	202,930	197,798
Derivative liability	1,655,559	39,543
Operating lease obligations, current	387,215	477,956
Total Current Liabilities	3,814,363	4,498,435
Notes payable - Related Parties, less current portion	0	495,000
Notes payable, less current portion	70,000	150,000
Operating lease obligations, less current portion	0	223,319
Total Non-current Liabilities	70,000	868,319
Total Liabilities	3,884,363	5,366,754
Commitments and contingencies (Note 8)
Mezzanine Equity
Total Mezzanine Equity	333,096
Total Mezzanine Equity	333,096	0
Shareholders’ Deficit
Common stock, no par value, 100,000,000 shares authorized; 5,190,024 and 2,274,393 shares issued and outstanding as of July 31, 2026 and October 31, 2025, respectively	8,978,803	912,369
Additional paid in capital	99,975	0
Accumulated deficit	(11,836,076)	(4,972,507)
Total Shareholders’ Deficit	(2,757,273)	(4,060,138)
Total Mezzanine Equity and Shareholders’ Deficit	(2,424,177)	(4,060,138)
Total Liabilities, Mezzanine Equity, and Shareholders’ Deficit	1,460,186	1,306,616
Series A Convertible Preferred Stock [Member]
Mezzanine Equity
Total Mezzanine Equity	183,802	0
Series B Convertible Preferred Stock [Member]
Mezzanine Equity
Total Mezzanine Equity	70,368	0
Series C Convertible Preferred Stock [Member]
Mezzanine Equity
Total Mezzanine Equity	78,926	0
Series D Convertible Preferred Stock [Member]
Shareholders’ Deficit
Preferred stock value	$ 25	$ 0